Revenue and segment information (Assets and liabilities information under PRC GAAP) (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Segment assets	¥ 428,250,063	¥ 419,903,311
Including:
Segment liabilities	(297,871,017)	(303,781,641)
PRC GAAP [member] | Reportable segment total [member]
Disclosure of operating segments [line items]
Segment assets	407,628,597	396,350,552
Including:
Additions to non-current assets (excluding financial assets and deferred income tax assets)	40,533,113	19,541,461
Investments in associates	16,727,315	15,627,136
Investments in joint ventures	2,472,422	2,351,730
Segment liabilities	(292,104,045)	(297,508,896)
PRC power segment [member] | PRC GAAP [member] | Reportable segment total [member]
Disclosure of operating segments [line items]
Segment assets	354,648,084	345,057,426
Including:
Additions to non-current assets (excluding financial assets and deferred income tax assets)	39,564,514	18,467,651
Investments in associates	13,187,050	12,351,738
Investments in joint ventures	1,239,866	1,111,854
Segment liabilities	(262,154,063)	(269,224,115)
Overseas segment [member] | PRC GAAP [member] | Reportable segment total [member]
Disclosure of operating segments [line items]
Segment assets	43,122,947	40,886,478
Including:
Additions to non-current assets (excluding financial assets and deferred income tax assets)	716,642	581,225
Investments in associates	0	0
Investments in joint ventures	0	0
Segment liabilities	(27,397,122)	(25,600,861)
All other segments [member] | PRC GAAP [member] | Reportable segment total [member]
Disclosure of operating segments [line items]
Segment assets	9,857,566	10,406,648
Including:
Additions to non-current assets (excluding financial assets and deferred income tax assets)	251,957	492,585
Investments in associates	3,540,265	3,275,398
Investments in joint ventures	1,232,556	1,239,876
Segment liabilities	¥ (2,552,860)	¥ (2,683,920)